Expense Example, No Redemption {- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Energy Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Energy Fund-Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	916
5 Years	1,167
10 Years	1,881
Fidelity Advisor Energy Fund-Class M
Expense Example, No Redemption:
1 Year	488
3 Years	778
5 Years	1,089
10 Years	1,971
Fidelity Advisor Energy Fund-Class C
Expense Example, No Redemption:
1 Year	189
3 Years	585
5 Years	1,006
10 Years	2,180
Fidelity Advisor Energy Fund - Class I
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822